Vessel Operating and Voyage Expenses	3 Months Ended
Dec. 31, 2018
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
11.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying consolidated statement of comprehensive income are analyzed as follows:

	Period ended September 30,	Year ended September 30,	Three months ended December 31,
Vessel Operating Expenses	2017	2018	2018
Crew and related costs	609,549	983,985	239,610
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints, victualling	323,322	415,306	124,354
Lubricants	104,410	95,835	19,750
Insurances	75,321	133,090	31,869
Tonnage taxes	33,429	40,345	8,583
Other	48,964	59,209	8,378
Total vessel operating expenses	$1,194,995	$1,727,770	$432,544

	Period ended September 30,	Year ended September 30,	Three months ended December 31,
Voyage expenses	2017	2018	2018
Brokerage commissions	51,735	90,194	14,375
Port & other expenses	59,287	57,042	5,181
Gain on bunkers	(30,169)	(109,863)	—
Total voyage expenses	$80,853	$37,373	$19,556